Income Tax Matters, Income Before Income Taxes and Tax Provision Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes by geographic area
Domestic	$ 37.9	$ 23.0	$ 117.8
Foreign	3.4	2.1	0.8
Income before income taxes	41.3	25.1	118.6
Federal income tax (provision) benefit
Current federal tax (provision) benefit	1.4	0	0.7
Deferred federal income tax (provision) benefit	(2.3)	(34.4)	(59.3)
Federal provision applied to (increase) decrease Additional capital/Other comprehensive income	(13.5)	27.9	12.7
Federal income tax (provision) benefit	(14.4)	(6.5)	(45.9)
Foreign income tax (provision) benefit
Current foreign tax (provision) benefit	0.3	0.1	(3.6)
Deferred foreign income tax (provision) benefit	(0.5)	0.2	0.3
Foreign provision applied to (increase) decrease Additional capital/Other comprehensive income	(0.4)	0.4	2.7
Foreign income tax (provision) benefit	(0.6)	0.7	(0.6)
State income tax (provision) benefit
Current state tax (provision) benefit	0.1	(0.5)	(1.1)
Deferred state income tax (provision) benefit	0.7	(10.2)	(2.1)
State provision applied to (increase) decrease Additioanl capital/Other comprehensive income	(2.0)	3.4	1.6
State income tax (provision) benefit	(1.2)	(7.3)	(1.6)
Total income tax (provision) benefit
Current income tax (provision) benefit	1.8	(0.4)	(4.0)
Deferred income tax (provision) benefit	(2.1)	(44.4)	(61.1)
Provision applied to (increase) decrease Additional capital/Other comprehensive income	(15.9)	31.7	17.0
Income tax provision	$ (16.2)	$ (13.1)	$ (48.1)